Stockholders' Equity (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Warrant [Member]
Warrant, Exercise Price		$ 0.15
Warrant, Shares issued		3,043,333
Warrant, Weighted Average Contractual Life		6 years 4 months 24 days
Warrant [Member]
Warrant, Exercise Price		$ 0.50
Warrant, Shares issued		1,037,501
Warrant, Weighted Average Contractual Life		3 years 6 months
Warrant [Member]
Warrant, Exercise Price		$ 0.60
Warrant, Shares issued		693,181
Warrant, Weighted Average Contractual Life		4 years 1 month 6 days
Warrant [Member]
Warrant, Exercise Price	$ 0.02	$ 0.29	$ 0.50	$ 0.50
Warrant, Shares issued	216,440,548	4,774,015	6,173,864	5,000,000
Warrant, Weighted Average Contractual Life	5 years 6 months	5 years 6 months	8 months 12 days
Stock Option [Member]
Exercise Price	$ 0.05	$ 0.06
Option Outstanding	300,000	3,100,000
Weighted Average Contractual Life	4 years 9 months 18 days	6 years 6 months
Option Excersiable	300,000	2,100,000
Stock Option [Member]
Exercise Price	$ 0.06	$ 0.10
Option Outstanding	3,100,000	500,000
Weighted Average Contractual Life	7 years 2 months 12 days	4 years 9 months 18 days
Option Excersiable	2,100,000	500,000
Stock Option [Member]
Exercise Price	$ 0.07	$ 0.20
Option Outstanding	100,000	200,000
Weighted Average Contractual Life	4 years 9 months 18 days	4 years 6 months
Option Excersiable	100,000	200,000
Stock Option [Member]
Exercise Price	$ 0.10	$ 0.21
Option Outstanding	500,000	550,000
Weighted Average Contractual Life	4 years 1 month 5 days	4 years 1 month 6 days
Option Excersiable	500,000	550,000
Stock Option [Member]
Exercise Price	$ 0.20	$ 0.22
Option Outstanding	200,000	100,000
Weighted Average Contractual Life	3 years 9 months 18 days	4 years
Option Excersiable	200,000	100,000
Stock Option [Member]
Exercise Price	$ 0.21	$ 0.25
Option Outstanding	550,000	200,000
Weighted Average Contractual Life	3 years 3 months 18 days	3 years 7 months 6 days
Option Excersiable	550,000	200,000
Stock Option [Member]
Exercise Price	$ 0.22	$ 0.23
Option Outstanding	100,000	500,000
Weighted Average Contractual Life	3 years 2 months 12 days	4 years 4 months 24 days
Option Excersiable	100,000	500,000
Stock Option [Member]
Option Outstanding	5,550,000	5,150,000	4,000,000	3,000,000
Weighted Average Contractual Life	5 years 9 months 18 days	5 years 10 months 15 days	6 years 6 months
Option Excersiable	4,550,000	4,150,000
Stock Option [Member]
Exercise Price	$ 0.23
Option Outstanding	200,000
Weighted Average Contractual Life	3 years 7 months 6 days
Option Excersiable	200,000
Stock Option [Member]
Exercise Price	$ 0.25
Option Outstanding	500,000
Weighted Average Contractual Life	2 years 10 months 24 days
Option Excersiable	500,000